UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive,
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: JANUARY 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


                       THE ADVISORS' INNER CIRCLE FUND II


   SMARTGROWTH FUNDS
   SMARTGROWTH ETF LIPPER(R) OPTIMAL CONSERVATIVE INDEX FUND
   SMARTGROWTH ETF LIPPER(R) OPTIMAL MODERATE INDEX FUND
   SMARTGROWTH ETF LIPPER(R) OPTIMAL GROWTH INDEX FUND

   SEMI-ANNUAL REPORT                                           JULY 31, 2007
--------------------------------------------------------------------------------



                                 [LOGO OMITTED]
                                  SMARTGROWTH
                                  MUTUAL FUNDS



                                          INVESTMENT ADVISER:
                                          HENNION & WALSH ASSET MANAGEMENT, INC.

THE ADVISORS' INNER CIRCLE FUND II                             SMARTGROWTH FUNDS
                                                               JULY 31, 2007

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Schedules of Investments ...................................................  1

Statements of Assets and Liabilities .......................................  4

Statements of Operations ...................................................  5

Statements of Changes in Net Assets ........................................  6

Financial Highlights .......................................................  9

Notes to Financial Statements .............................................. 12

Disclosure of Fund Expenses ................................................ 19

Approval of Investment Advisory Agreement .................................. 21
--------------------------------------------------------------------------------





The Fund will file its complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of each period. The Fund's Forms N-Q will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-465-5722; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                     SMARTGROWTH ETF
                                                       LIPPER(R) OPTIMAL
                                                       CONSERVATIVE
                                                       INDEX FUND
                                                       JULY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------

[BAR GRAPH OMITTED]

99.1%  Exchange Traded Funds
 0.9%  Short-Term Investment

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS -- 112.7%
--------------------------------------------------------------------------------
                                                              SHARES      VALUE
                                                              ------   ---------
  Internet HOLDRs Trust .....................................     30    $  1,751
  iShares Dow Jones US Aerospace & Defense Index Fund .......    125       7,966
  iShares Dow Jones US Health Care Providers Index Fund .....     31       1,740
  iShares Dow Jones US Medical Devices Index Fund ...........     39       2,206
  iShares Dow Jones US Telecommunications Sector Index Fund..    185       6,179
  iShares Lehman 1-3 Year Treasury Bond Fund ................    371      29,884
  iShares S&P 500 Growth Index Fund .........................     32       2,149
  iShares S&P 500 Index Fund ................................    298      43,422
  iShares S&P GSCI Commodity Indexed Trust ..................     51       2,271
  Pharmaceutical HOLDRs Trust ...............................     39       2,999
  PowerShares DB G10 Currency Harvest Fund ..................    537      15,433
  Semiconductor HOLDRs Trust ................................     65       2,455
  UltraShort S&P 500 ProShares ..............................    711      40,136
                                                                        --------
  TOTAL EXCHANGE TRADED FUNDS
     (Cost $157,889) ........................................            158,591
                                                                        --------
-------------------------------------------------------------------------------
 SHORT TERM INVESTMENT -- 1.1%
-------------------------------------------------------------------------------
  Fidelity Money Management Fund,
     Institutional Class, 5.390% (A)
     (Cost $1,499) ..........................................  1,499       1,499
                                                                        --------
  TOTAL INVESTMENTS -- 113.8%
     (Cost $159,388).........................................           $160,090
                                                                        ========
      PERCENTAGES ARE BASED ON NET ASSETS OF $140,648.
 (A) THE RATE SHOWN IS THE 7 DAY EFFECTIVE YIELD AS OF JULY 31, 2007.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                    SMARTGROWTH ETF
                                                      LIPPER(R) OPTIMAL
                                                      MODERATE INDEX FUND
                                                      JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------

[BAR GRAPH OMITTED]

96.7%  Exchange Traded Funds
 3.3%  Short-Term Investment

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS -- 97.0%
--------------------------------------------------------------------------------
                                                              SHARES      VALUE
                                                              ------   ---------
  Internet HOLDRs Trust .....................................    534  $   31,164
  iShares Dow Jones US Aerospace & Defense Index Fund  ......  1,826     116,371
  iShares Dow Jones US Health Care Providers Index Fund .....    320      17,965
  iShares Dow Jones US Medical Devices Index Fund  ..........    409      23,137
  iShares Dow Jones US Telecommunications Sector Index Fund..  2,627      87,742
  iShares Dow Jones US Transportation Index Fund ............     84       7,560
  iShares Lehman 1-3 Year Treasury Bond Fund ................  2,093     168,591
  iShares S&P 500 Index Fund ................................  2,713     395,311
  iShares S&P GSCI Commodity Indexed Trust ..................    584      26,000
  Pharmaceutical HOLDRs Trust ...............................    561      43,141
  PowerShares DB G10 Currency Harvest Fund ..................  6,204     178,303
  Semiconductor HOLDRs Trust ................................    889      33,578
  UltraShort S&P 500 ProShares ..............................  7,298     411,972
                                                                      ----------
  TOTAL EXCHANGE TRADED FUNDS
     (Cost $1,534,981) ......................................          1,540,835
                                                                      ----------
--------------------------------------------------------------------------------
 SHORT TERM INVESTMENT -- 3.3%
--------------------------------------------------------------------------------
  Fidelity Money Management Fund,
     Institutional Class, 5.390% (A)
     (Cost $52,374) ......................................... 52,374      52,374
                                                                      ----------
  TOTAL INVESTMENTS -- 100.3%
     (Cost $1,587,355).......................................         $1,593,209
                                                                      ==========
      PERCENTAGES ARE BASED ON NET ASSETS OF $1,588,927.
 (A) THE RATE SHOWN IS THE 7 DAY EFFECTIVE YIELD AS OF JULY 31, 2007.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     SMARTGROWTH ETF
                                                       LIPPER(R) OPTIMAL
                                                       GROWTH INDEX FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------

[BAR GRAPH OMITTED]

94.6%  Exchange Traded Funds
 5.4%  Short-Term Investment

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS -- 94.9%
--------------------------------------------------------------------------------
                                                              SHARES      VALUE
                                                              ------   ---------
  Internet HOLDRs Trust ..................................     1,036  $   60,461
  iShares Dow Jones US Aerospace & Defense Index Fund  ...     5,536     352,809
  iShares S&P Latin America 40 Index Fund ................       163      34,996
  PowerShares DB G10 Currency Harvest Fund ...............    15,115     434,405
  Semiconductor HOLDRs Trust .............................       546      20,622
  UltraShort S&P 500 ProShares ...........................     2,810     158,625
                                                                      ----------
  TOTAL EXCHANGE TRADED FUNDS
     (Cost $1,062,682) ...................................             1,061,918
                                                                      ----------
--------------------------------------------------------------------------------
 SHORT TERM INVESTMENT -- 5.4%
--------------------------------------------------------------------------------
  Fidelity Money Management Fund, I
     Institutional Class, 5.390% (A)
     (Cost $60,406) ......................................    60,406      60,406
                                                                      ----------
  TOTAL INVESTMENTS --  100.3%
     (Cost $1,123,088)....................................            $1,122,324
                                                                      ==========
     PERCENTAGES ARE BASED ON NET ASSETS OF $1,119,204.
 (A) THE RATE SHOWN IS THE 7 DAY EFFECTIVE YIELD AS OF JULY 31, 2007.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             SMARTGROWTH FUNDS
                                                               JULY 31, 2007
                                                               (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                    SMARTGROWTH   SMARTGROWTH   SMARTGROWTH
                                                   ETF LIPPER(R) ETF LIPPER(R) ETF LIPPER(R)
                                                      OPTIMAL      OPTIMAL        OPTIMAL
                                                   CONSERVATIVE    MODERATE       GROWTH
                                                    INDEX FUND    INDEX FUND    INDEX FUND
                                                   ------------  ------------  ------------
ASSETS:
  Investments at Value (Cost $159,388,
     $1,587,355, and $1,123,088, respectively) ....  $160,090     $1,593,209     $1,122,324
  Deferred Offering Costs .........................    10,269         30,807         41,077
  Receivable for Capital Shares Sold ..............        --          3,173         21,970
  Dividends Receivable ............................        70            658            452
  Investment Advisory Reimbursement to the Fund ...     7,212         22,008          8,028
                                                     --------     ----------     ----------
     Total Assets .................................   177,641      1,649,855      1,193,851
                                                     --------     ----------     ----------
LIABILITIES:
  Payable for Investment Securities Purchased .....        --         27,974         44,174
  Payable due to Investment Adviser ...............    24,261             --             --
  Payable due to Administrator ....................     1,341         12,821          8,771
  Chief Compliance Officer Fees Payable ...........       257          1,063          1,121
  Payable due to Trustees .........................       202            839            885
  Payable due to Distributor ......................        27            265            180
  Payable for Capital Shares Redeemed .............        --             --             95
  Other Accrued Expenses ..........................    10,905         17,966         19,421
                                                     --------     ----------     ----------
     Total Liabilities ............................    36,993         60,928         74,647
                                                     --------     ----------     ----------
NET ASSETS ........................................  $140,648     $1,588,927     $1,119,204
                                                     ========     ==========     ==========
NET ASSETS CONSIST OF:
  Paid-in-Capital .................................  $139,718     $1,575,025     $1,116,522
  Accumulated Net Investment Loss .................       (41)          (589)          (673)
  Accumulated Net Realized Gain on Investments ....       269          8,637          4,119
  Net Unrealized Appreciation (Depreciation)
     on Investments ...............................       702          5,854           (764)
                                                     --------     ----------     ----------
NET ASSETS ........................................  $140,648     $1,588,927     $1,119,204
                                                     ========     ==========     ==========
CLASS A SHARES:
  Outstanding Shares of Beneficial Interest
     (unlimited authorization--no par value) ......    14,271        160,792        112,627
                                                     ========     ==========     ==========
  Net Asset Value and Redemption
     Price per Share ..............................  $   9.86     $     9.88     $     9.94
                                                     ========     ==========     ==========
  Maximum Offering Price per Share
     (Net Asset Value / 95.25%) ...................  $  10.35     $    10.37     $    10.44
                                                     ========     ==========     ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH FUNDS
                                                            FOR THE PERIOD ENDED
                                                            JULY 31, 2007*
                                                            (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                    SMARTGROWTH   SMARTGROWTH   SMARTGROWTH
                                                   ETF LIPPER(R) ETF LIPPER(R) ETF LIPPER(R)
                                                      OPTIMAL      OPTIMAL        OPTIMAL
                                                   CONSERVATIVE    MODERATE       GROWTH
                                                    INDEX FUND    INDEX FUND    INDEX FUND
                                                   ------------  ------------  ------------
INVESTMENT INCOME:
Dividend Income .................................     $   191      $  1,434       $   737
                                                      -------      --------      --------
TOTAL INVESTMENT INCOME .........................         191         1,434           737
                                                      -------      --------      --------
EXPENSES
Investment Advisory Fees ........................          77           672           464
Administration Fees .............................       3,019        23,223        16,662
Chief Compliance Officer Fees ...................         257         1,063         1,121
Trustees' Fees ..................................         202           840           885
Distribution Fees(1) ............................          38           336           232
Audit Fees ......................................       4,326         4,326         4,326
Transfer Agent Fees .............................       4,178         4,496         4,657
Legal Fees ......................................         928         3,847         4,056
Registration Fees ...............................         854         2,513         3,342
Printing Fees ...................................         454         1,879         1,981
Custodian Fees ..................................         101           302           403
Insurance and Other Expenses ....................         443           978         1,034
                                                      -------      --------      --------
TOTAL EXPENSES ..................................      14,877        44,475        39,163
Less:
Waiver of Investment Advisory Fees ..............         (77)         (672)         (464)
Reimbursement by Investment Adviser .............     (14,568)      (41,780)      (37,289)
                                                      -------      --------      --------
NET EXPENSES ....................................         232         2,023         1,410
                                                      -------      --------      --------
NET INVESTMENT LOSS .............................         (41)         (589)         (673)
                                                      -------      --------      --------
NET REALIZED GAIN ON INVESTMENTS ................         269         8,637         4,119
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ON INVESTMENTS ................         702         5,854          (764)
                                                      -------      --------      --------
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS ..........................         971        14,491         3,355
                                                      -------      --------      --------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ....................     $   930      $ 13,902      $  2,682
                                                      =======      ========      ========

  *  COMMENCED OPERATIONS ON JUNE 1, 2007.
(1)  ATTRIBUTABLE TO CLASS A SHARES.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             SMARTGROWTH ETF
                                                               LIPPER(R) OPTIMAL
                                                               CONSERVATIVE
                                                               INDEX FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         PERIOD
                                                                          ENDED
                                                                        JULY 31,
                                                                          2007*
                                                                       (UNAUDITED)
                                                                       -----------
OPERATIONS:
     Net Investment Loss.............................................   $    (41)
     Net Realized Gain on Investments................................        269
     Net Change in Unrealized Appreciation on Investments............        702
                                                                        --------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............        930
                                                                        --------
CAPITAL SHARE TRANSACTIONS:
     Issued .........................................................    139,718
                                                                        --------
     NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ...................    139,718
                                                                        --------
     TOTAL INCREASE IN NET ASSETS....................................    140,648
                                                                        --------
NET ASSETS:
     Beginning of Period.............................................         --
                                                                        --------
     End of Period (including accumulated net investment loss of $41)   $140,648
                                                                        ========
SHARE TRANSACTIONS:
     Issued..........................................................     14,271
                                                                        --------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS........     14,271
                                                                        ========

  *  COMMENCED OPERATIONS ON JUNE 1, 2007.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             SMARTGROWTH ETF
                                                               LIPPER(R) OPTIMAL
                                                               MODERATE INDEX
                                                               FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         PERIOD
                                                                          ENDED
                                                                        JULY 31,
                                                                          2007*
                                                                       (UNAUDITED)
                                                                     --------------
OPERATIONS:
     Net Investment Loss.............................................   $     (589)
     Net Realized Gain on Investments...............................         8,637
     Net Change in Unrealized Appreciation on Investments...........         5,854
                                                                        ----------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............       13,902
                                                                        ----------
CAPITAL SHARE TRANSACTIONS:
     Issued..........................................................    1,575,063
     Redeemed........................................................          (38)
                                                                        ----------
     NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ...................    1,575,025
                                                                        ----------
     TOTAL INCREASE IN NET ASSETS....................................    1,588,927
                                                                        ----------
NET ASSETS:
     Beginning of Period.............................................           --
                                                                        ----------
     End of Period (including accumulated net investment loss of $589)  $1,588,927
                                                                        ==========
SHARE TRANSACTIONS:
     Issued..........................................................      160,797
     Redeemed........................................................           (5)
                                                                        ----------
NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS...........      160,792
                                                                        ==========

  *  COMMENCED OPERATIONS ON JUNE 1, 2007.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             SMARTGROWTH ETF
                                                               LIPPER(R) OPTIMAL
                                                               GROWTH INDEX
                                                               FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           PERIOD
                                                                            ENDED
                                                                          JULY 31,
                                                                            2007*
                                                                         (UNAUDITED)
                                                                         -----------
OPERATIONS:
     Net Investment Loss.............................................    $     (673)
     Net Realized Gain on Investments...............................          4,119
     Net Change in Unrealized Depreciation on Investments...........           (764)
                                                                         ----------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............         2,682
                                                                         ----------
CAPITAL SHARE TRANSACTIONS:
     Issued..........................................................     1,130,899
     Redeemed........................................................       (14,377)
                                                                         ----------
     NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ...................     1,116,522
                                                                         ----------
     TOTAL INCREASE IN NET ASSETS....................................     1,119,204
                                                                         ----------
NET ASSETS:
     Beginning of Period.............................................            --
                                                                         ----------
     End of Period (including accumulated net investment loss of $673)   $1,119,204
                                                                         ==========
SHARE TRANSACTIONS:
     Issued..........................................................       114,103
     Redeemed........................................................        (1,476)
                                                                         ----------
NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS...........       112,627
                                                                         ==========

  *  COMMENCED OPERATIONS ON JUNE 1, 2007.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             SMARTGROWTH ETF
                                                               LIPPER(R) OPTIMAL
                                                               CONSERVATIVE
                                                               INDEX FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  CLASS A SHARES
                                                                  --------------
                                                                      PERIOD
                                                                      ENDED
                                                                     JULY 31,
                                                                      2007(1)
                                                                    (UNAUDITED)
                                                                    -----------
Net Asset Value,
   Beginning of Period...........................................     $10.00
                                                                      ------
Income from Operations:
   Net Investment Loss(2)........................................      (0.01)
   Net Realized and Unrealized Gain
      on Investments(3)..........................................      (0.13)
                                                                      ------
Total from Operations............................................      (0.14)
                                                                      ------
Net Asset Value, End of Period...................................     $ 9.86
                                                                      ======
TOTAL RETURN+....................................................      (1.40)%
                                                                      ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)............................     $  141
Ratio of Expenses to Average Net Assets..........................       1.50%*
Ratio of Expenses to Average Net Assets
   (excluding waivers and reimbursements)........................      96.77%*
Ratio of Net Investment Loss to Average Net Assets...............      (0.26)%*
Portfolio Turnover Rate..........................................         96%**

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
    RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  * ANNUALIZED
 ** NOT ANNUALIZED
(1) COMMENCED OPERATIONS ON JUNE 1, 2007.
(2) PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.
(3) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THE PERIOD BECAUSE OF THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             SMARTGROWTH ETF
                                                               LIPPER(R) OPTIMAL
                                                               MODERATE INDEX
                                                               FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  CLASS A SHARES
                                                                  --------------
                                                                      PERIOD
                                                                      ENDED
                                                                     JULY 31,
                                                                      2007(1)
                                                                    (UNAUDITED)
                                                                    -----------
Net Asset Value,
   Beginning of Period...........................................     $10.00
                                                                      ------
Income from Operations:
   Net Investment Loss(2)........................................      (0.01)
   Net Realized and Unrealized Gain on Investments(3)............      (0.11)
                                                                      ------
Total from Operations............................................      (0.12)
                                                                      ------
Net Asset Value, End of Period...................................     $ 9.88
                                                                      ======
TOTAL RETURN+....................................................      (1.20)%
                                                                      ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)............................     $1,589
Ratio of Expenses to Average Net Assets..........................       1.50%*
Ratio of Expenses to Average Net Assets
   (excluding waivers and reimbursements)........................      32.97%*
Ratio of Net Investment Loss to Average Net Assets...............      (0.44)%*
Portfolio Turnover Rate..........................................         83%**

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
    RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 *  ANNUALIZED
**  NOT ANNUALIZED
(1) COMMENCED OPERATIONS ON JUNE 1, 2007.
(2) PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.
(3) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THE PERIOD BECAUSE OF THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             SMARTGROWTH ETF
                                                               LIPPER(R) OPTIMAL
                                                               GROWTH INDEX
                                                               FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 CLASS A SHARES
                                                                 --------------
                                                                     PERIOD
                                                                     ENDED
                                                                    JULY 31,
                                                                     2007(1)
                                                                   (UNAUDITED)
                                                                   -----------
Net Asset Value,
   Beginning of Period............................................    $10.00
                                                                      ------
Income from Operations:
   Net Investment Loss(2).........................................     (0.01)
   Net Realized and Unrealized Gain on Investments(3).............     (0.05)
                                                                      ------
Total from Operations.............................................     (0.06)
                                                                      ------
Net Asset Value, End of Period....................................    $ 9.94
                                                                      ======
TOTAL RETURN+.....................................................     (0.60)%
                                                                      ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands).............................    $1,119
Ratio of Expenses to Average Net Assets...........................      1.50%*
Ratio of Expenses to Average Net Assets
   (excluding waivers and reimbursements) ........................     41.68%*
Ratio of Net Investment Loss
   to Average Net Assets..........................................     (0.72)%*
Portfolio Turnover Rate...........................................        69%**

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
    RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 *  ANNUALIZED
**  NOT ANNUALIZED
(1) COMMENCED OPERATIONS ON JUNE 1, 2007.
(2) PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.
(3) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THE PERIOD BECAUSE OF THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             SMARTGROWTH FUNDS



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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with fifteen funds. The financial statements herein are those of the SmartGrowth ETF Lipper(R) Optimal Conservative Index Fund, the SmartGrowth ETF Lipper(R) Optimal Moderate Index Fund and THe SmartGrowth ETF Lipper(R) Optimal Growth Index Fund (each, a "Fund," and collectively, the "Funds"). The financial statements of thE remaining funds are presented separately. The investment objective of the SmartGrowth ETF Lipper(R) Optimal Conservative Index FunD is to track the performance of the Lipper(R) Optimal Conservative Index. The investment objective of the SmartGrowth ETF Lipper(R) Optimal Moderate Index Fund is to track the performance of the Lipper(R) Optimal Moderate Index. The investment objective of thE SmartGrowth ETF Lipper(R) Optimal Growth Index Fund is to track the performance of the Lipper(R) Optimal Growth Index. The Trust Is registered to offer Class A Shares and Institutional Class Shares of all Funds. As of July 31, 2007, the Institutional Class Shares had not yet commenced operations. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

THE ADVISORS' INNER CIRCLE FUND II                             SMARTGROWTH FUNDS



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     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2007, there were no fair valued securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date.

THE ADVISORS' INNER CIRCLE FUND II                             SMARTGROWTH FUNDS



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     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

     CLASSES  -- Class  specific  expenses  are borne by that  class of  shares.
     Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid annually by the Funds. Any net realized capital gains are distributed to shareholders at least annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than 7 days. For the period ended July 31, 2007, there were no redemption fees retained.

     OFFERING COSTS -- Offering costs, including costs of printing initial prospectuses, legal and registration fees, are being amortized over twelve months from the inception date of the Funds. As of July 31, 2007, $27,318of offering costs remained to be amortized for the SmartGrowth ETF Lipper(R) Optimal Conservative Index Fund, $30,807 remained for the SmartGrowth ETF Lipper(R) Optimal Moderate Index Fund, and $41,077 remained for the SmartGrowth ETF Lipper(R) Growth Index Fund. The Adviser (as defined in
     Note 5) paid $10,269 of the offering costs on behalf of the SmartGrowth ETF Lipper(R) Optimal Conservative Index Fund. The Fund will repay the Adviser.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisers and

THE ADVISORS' INNER CIRCLE FUND II                             SMARTGROWTH FUNDS



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service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrativeservices to the Funds at an annual rate of:

        0.10% on the first $500 million of the Funds' average daily net assets; 0.08% between $500 million and $2 billion of the Funds' average daily net assets; and
        0.06% on the Fund's average daily net assets over $2 billion.

The Funds are subject to a minimum annual administration fee of $90,000 per fund. There is also a minimum annual administration fee of $15,000 peradditional class.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated on November 16, 2004. The Funds have adopted a Distribution Plan (the "Plan") for Class A Shares.

Effective August 1, 2006, under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Funds' average net assets attributable to Class A Shares as compensation for distribution services.

UMB Fund Services, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Hennion & Walsh Asset Management, Inc. (the "Adviser"), provides investment advisory services to the Funds at a fee, which is calculated daily and paid monthly at an annual rate of 0.50% of the Funds' average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if neces-

THE ADVISORS' INNER CIRCLE FUND II                             SMARTGROWTH FUNDS



--------------------------------------------------------------------------------
sary, in order to keep the Funds' total annual operating expenses from exceeding 1.50% of the Class A shares average daily net assets. The Adviser may discontinue the expense limitation at any time. In addition, if at any pointduring the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain thedifference between the "Total Annual Fund Operating Expenses" and 1.50% to recapture any of its prior waivers or reimbursements. At July 31, 2007, the amount the Adviser may seek reimbursement of previously waived fees and reimbursed expenses for the Funds was $14,645, $42,452, and $37,753 for the SmartGrowth ETF Lipper(R) Optimal Conservative Index Fund, the SmartGrowth ETF Lipper(R) Optimal Moderate Index Fund and the SmartGrowth ETF Lipper(R) Optimal Growth Index Fund, respectively.

The Adviser has entered into a licensing agreement with Lipper(R) to obtain the right to offer shares of a registered investment company that pursues an investment program that seeks to track certain Lipper Indices and to obtain information and assistance from Lipper(R) to facilitate the operations of the Funds. Fees payable to Lipper(R) under this agreement are paid by the Adviser and not by the Funds.

6. INVESTMENT TRANSACTIONS:

For the period ended July 31, 2007, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments were:

                                                          PURCHASES     SALES
                                                          ----------   --------
SmartGrowth ETF Lipper(R) Optimal Conservative Index Fund $  273,195   $115,574
SmartGrowth ETF Lipper(R) Optimal Moderate Index Fund      2,444,261    917,918
SmartGrowth ETF Lipper(R) Optimal Growth Index Fund        1,593,482    534,919

There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Funds' intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a

THE ADVISORS' INNER CIRCLE FUND II                             SMARTGROWTH FUNDS



--------------------------------------------------------------------------------
result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary orpermanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in-capital, as appropriate, in the period that the differences arise.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Funds at July 31, 2007 were as follows:

                                      AGGREGATE GROSS  AGGREGATE GROSS   NET UNREALIZED
    SMARTGROWTH            FEDERAL      UNREALIZED       UNREALIZED       APPRECIATION/
       FUNDS              TAX COST     APPRECIATION     DEPRECIATION     (DEPRECIATION)
    -----------          ----------    ------------     ------------     -------------
  SmartGrowth ETF
     Lipper(R) Optimal
     Conservative Index
     Fund                $  159,388      $ 3,722         $ (3,020)           $  702
  SmartGrowth ETF
     Lipper(R) Optimal
     Moderate Index Fund  1,587,355       36,861          (31,007)            5,854
  SmartGrowth ETF
     Lipper(R) Optimal
     Growth Index Fund    1,123,088       14,331          (15,095)             (764)

8. OTHER:

At  July  31,  2007,  the  percentage  of  total  shares   outstanding  held  by
shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of several individual shareholders, was as follows:

                                                               NO. OF          %
                                                            SHAREHOLDERS   OWNERSHIP
                                                            ------------   ---------
SmartGrowth ETF Lipper(R) Optimal Conservative Index Fund        1            93%
SmartGrowth ETF Lipper(R) Optimal Moderate Index Fund            1            99%
SmartGrowth ETF Lipper(R) Optimal Growth Index Fund              1            95%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND II                             SMARTGROWTH FUNDS



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9. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but notlimited to, further implementation guidance expected from the FASB, andon-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued Statement on Financial  Accounting  Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of July 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND II                             SMARTGROWTH FUNDS



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--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways.

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                             SMARTGROWTH FUNDS



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--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

-------------------------------------------------------------------------------------
                            BEGINNING         ENDING                         EXPENSE
                            ACCOUNT           ACCOUNT       ANNUALIZED        PAID
                              VALUE            VALUE          EXPENSE        DURING
                            06/01/07         07/31/07         RATIOS         PERIOD
-------------------------------------------------------------------------------------
SMARTGROWTH ETF LIPPER(R) OPTIMAL CONSERVATIVE INDEX FUND
-------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares            $1,000.00         $  986.00          1.50%         $2.49(1)
HYPOTHETICAL 5% RETURN
Class A Shares             1,000.00          1,017.36          1.50           7.50(2)
-------------------------------------------------------------------------------------
SMARTGROWTH ETF LIPPER(R) OPTIMAL MODERATE INDEX FUND
-------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares            $1,000.00         $  988.00          1.50%         $2.49(1)
HYPOTHETICAL 5% RETURN
Class A Shares             1,000.00          1,017.36          1.50           7.50(2)
-------------------------------------------------------------------------------------
SMARTGROWTH ETF LIPPER(R) OPTIMAL GROWTH INDEX FUND
-------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares            $1,000.00         $  994.00          1.50%         $2.50(1)
HYPOTHETICAL 5% RETURN
Class A Shares             1,000.00          1,017.36          1.50           7.50(2)
-------------------------------------------------------------------------------------

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 61/365 (to reflect the commencement of operations period shown).

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The beginning account values for the hypothetical 5% return are as of February 1, 2007.

THE ADVISORS' INNER CIRCLE FUND II                             SMARTGROWTH FUNDS



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--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), at its February 2007 meeting, the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust") considered the approval of the advisory agreement (the "Advisory Agreement") for an initial two-year term. The Advisory Agreement, after the initial two-year term, must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser.

Prior to the meeting, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the costs of the services to be provided, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser and its experience as a broker-dealer and as an asset manager specializing in municipal bonds. The Adviser's representatives discussed the investment strategy of each Fund that would be designed to track a series of ETF indices that were maintained by Lipper. The representatives then explained the use of active asset allocation and rebalancing by the Lipper indices in order to maintain a consistent risk-tolerance. The Adviser's representatives then reviewed the firm's compliance history, noting that the growth of the firm and its infrastructure had resulted in significant improvements in its compliance program.

The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the

THE ADVISORS' INNER CIRCLE FUND II                             SMARTGROWTH FUNDS



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Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Funds. Among other things, the Board considered the quality of the Adviser's portfolio management personnel. The Adviser's registration form ("Form ADV") was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser.

COST OF SERVICES PROVIDED AND ECONOMIES OF SCALE. The Trustees reviewed reports comparing the expense ratio, including estimated costs of acquired fund fees and expenses, and the advisory fee to be paid by the Funds, to those paid by other mutual funds deemed to be comparable, including funds of funds. The Trustees also considered the information provided by the Adviser's representatives regarding the Adviser's costs of managing the Funds, including licensing fees payable by the Adviser for the rights to use the Lipper indices. Considering these factors, the Board concluded that the advisory fees were not excessive.

Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Funds, the Trustees did not make any conclusions regarding the Adviser's profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

THE ADVISORS' INNER CIRCLE FUND II                             SMARTGROWTH FUNDS



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Based on the Board's deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser will provide to the Funds; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

                                      NOTES

                                SMARTGROWTH FUNDS
                                  P.O. Box 2085
                            Milwaukee, WI 53201-2085
                                 1-888-465-5722

                               INVESTMENT ADVISER:
                     Hennion & Walsh Asset Management, Inc.
                         2001 Route 46, Waterview Plaza
                              Parsippany, NJ 07054

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103


          This information must be preceded or accompanied by a current prospectus for the Funds described.


HVM-SA-001-0100

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund II


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk, President

Date: October 3, 2007




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              ----------------------------------
                                              James F. Volk, President

Date: October 3, 2007


By (Signature and Title)*                     /s/ Michael Lawson
                                              ----------------------------------
                                              Michael Lawson, Controller and CFO

Date: October 3, 2007
* Print the name and title of each signing officer under his or her signature.